Putnam Investments

One Post Office Square

Boston, MA 02109

June 8, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Putnam Money Market Fund (Reg. No. 2-55091) (811-02608) (the “Fund”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to a prospectus supplement of the Fund dated May 20, 2016.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext. 11141.

Very truly yours,

Nancy M. Days

Senior Manager, Legal Products

cc:	Caitlin E. Robinson, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP